Note 19 Effective tax rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated tax group in Spain [Member]
Effective tax rate [Line Items]
Effective tax rate	€ 655	€ 259	€ (718)
Other Spanish entities [Member]
Effective tax rate [Line Items]
Effective tax rate	5	7	7
Foreign entities [Member]
Effective tax rate [Line Items]
Effective tax rate	6,587	4,982	7,757
Total effective tax rate [Member]
Effective tax rate [Line Items]
Effective tax rate	€ 7,247	€ 5,248	€ 7,046
Effective tax rate [Member]
Effective tax rate [Line Items]
Percentage effective tax rate	26.30%	27.80%	27.60%